Property, Plant and Equipment - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net
Finance lease assets	$ 0.6
Real estate held-for-sale	$ 0.6